Earnings per share (Tables)	12 Months Ended
Dec. 31, 2023
Earnings per share [abstract]
Summary of Earnings Per Share

	2023	2022
Loss attributable to shareholders (in TCHF)	(98,181)	(50,790)
Weighted average number of shares	11,752,466	10,570,281

Total basic and diluted loss per share (in CHF)	(8.354)	(4.805)